Subsequent event (Details) $ / shares in Units, ¥ in Millions	Jul. 09, 2020 CNY (¥)	Jan. 06, 2020 CNY (¥)	Sep. 12, 2020 USD ($) $ / shares shares	Jul. 09, 2020 USD ($)	Mar. 31, 2020 USD ($) $ / shares shares	Jan. 06, 2020 USD ($)	Sep. 30, 2019 USD ($) $ / shares shares
Subsequent Event [Line Items]
Short-term bank loans					$ 1,834,300		$ 1,400,894
Common stock, shares authorized | shares					20,000,000		20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.001		$ 0.001
Subsequent event | Minimum
Subsequent Event [Line Items]
Common stock, value authorized			$ 20,000
Common stock, shares authorized | shares			20,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.001
Subsequent event | Maximum
Subsequent Event [Line Items]
Common stock, value authorized			$ 200,000
Common stock, shares authorized | shares			200,000,000
Ordinary shares, par value (in dollars per share) | $ / shares			$ 0.001
Bank Of China (Lishui Branch)
Subsequent Event [Line Items]
Short-term bank loans					$ 1,269,900		$ 1,400,894
Loan agreement | Bank Of China (Lishui Branch) | Forest Food
Subsequent Event [Line Items]
Short-term bank loans		¥ 9.0				$ 1,270,000
Maturity date		Jul. 06, 2020
Effective interest rate		3.98%				3.98%
Loan agreement | Bank Of China (Lishui Branch) | Forest Food | Subsequent event
Subsequent Event [Line Items]
Short-term bank loans	¥ 10.0			$ 1,410,000
Maturity date	Jul. 07, 2021
Effective interest rate	3.95%			3.95%